Common Shares and Warrants (Details Narratives) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 12, 2021	Jan. 11, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	Aug. 31, 2019	Aug. 31, 2018
Underwritten public offering	$ 9,471,497
Warrants issued			2,447,275	2,447,275	471,608	3,057,464	94,177	3,286,274
Warrants exercise price			$ 8.00	$ 8.00
Common shares issued during period on exercise of warrants					7,333
Common shares issued during period on exercise of warrants value					$ 30,030
Warrants value			$ 4,015,043	$ 4,015,043	0
Gross proceeds from issuance of an aggregate units				9,471,497	$ 2,668,056
Fiscal 2021 Activity [Member]
Reverse split		1-for-30 reverse stock split
Underwritten public offering				$ 2,102,856
Underwritten public offering unit price				$ 5.25
underwritten public offering shares description				Each unit consists of one common share and one share purchase warrant entitling the holder to acquire one common share, for a period of five years, at $6.58 per share.
Fees paid				$ 1,568,499
Warrants issued			227,161	227,161
Warrants term				24 years
Warrants exercise price			$ 6.58	$ 6.58
Net proceeds of the offering after deducting underwriters discount, fees and expenses				$ 9,471,497
Common shares issued during period on exercise of warrants				610,189
Common shares issued during period on exercise of warrants value				$ 4,015,043
Warrants granted				300,000
Warrants granted, exercise price				$ 9.00
Warrants value				$ 785,895
Warrants repriced				200,000
Warrants repriced, price per share			$ 7.00	$ 7.00
Total net receipt from warrants				$ 9,471,497
Fiscal 2020 Activity [Member]
Fees paid				$ 1,568,499
Warrants issued			292	292
Warrants term				24 years
Warrants exercise price			$ 9.00	$ 9.00
Warrants granted				16,667
Warrants granted, exercise price				$ 24.00
Warrants value				$ 98,081
Total net receipt from warrants				2,638,025
Broker warrants value				$ 221,889
Non-brokered private placement				60,792
Fee paid				$ 3,938
Non-brokered private placement price per share			$ 13.50	$ 13.50
Non-brokered private placement shares description				Each warrant is exercisable into one common share at $24.00 until the first anniversary of issuance, and thereafter at $36.00 until the second anniversary of issuance.
Total fees				$ 128,329
Warrants granted, exercise price 1				$ 36.00
Fair value of broker warrants				$ 1,850
Issued an aggregate units				294,540
Issued an aggregate units price per unit				$ 6.90
Gross proceeds from issuance of an aggregate units				$ 2,039,229
Warrants exercisable			267,608	267,608
Warrants exercisable price per share			$ 10.50	$ 10.50
Warrants expiration date				May 06, 2025
Warrants additional exercisable				21,637
Warrants expiration date 1				May 11, 2025
Agent agreement broker warrants paid				$ 151,623
Agent agreement broker warrants				21,637
Agent agreement broker warrants price per share				$ 10.50
Payment related to legal fees				$ 65,600